DWS CROCI International VIP Investment Objectives and Goals - Class A [Member] - DWS CROCI International VIP	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS CROCI® International VIP
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital.